Flight Equipment Spare Parts	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Flight Equipment Spare Parts
28	Flight equipment spare parts

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Flight equipment spare parts	2,059	2,299
Less: provision for spare parts	(260)	(245)

	1,799	2,054

Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
At January 1	245	325
Accrual	21	153
Amount written off in relation to disposal of spare parts	(6)	(233)

At December 31	260	245